UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5497

Municipal High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  October 31
Date of reporting period: October 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

      The Annual Report to Stockholders is filed herewith.

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                                   [CLIP ART]

                                    Municipal
                                   High Income
                                    Fund Inc.

                               [GRAPHIC OMITTED]

                                                                       Annual
                                                                       Report

                                                                     [CLIP ART]

                                                                     October 31,
                                                                        2003

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                         Municipal High Income Fund Inc.

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                                  WHAT'S INSIDE

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    5

Statement of Assets and Liabilities .......................................   18

Statement of Operations ...................................................   19

Statements of Changes in Net Assets .......................................   20

Notes to Financial Statements .............................................   21

Financial Highlights ......................................................   25

Independent Auditors' Report ..............................................   26

Financial Data ............................................................   27

Additional Information ....................................................   28

Tax Information ...........................................................   30

Dividend Reinvestment Plan ................................................   31

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                         Municipal High Income Fund Inc.

================================================================================

                            LETTER FROM THE CHAIRMAN

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

Although the volatility in the U.S. Treasury bond markets triggered by signs of a sharply accelerating economy exerted pressure on municipal bonds over the summer, the Municipal High Income Fund Inc. finished the 12-month period ended October 31, 2003 in positive territory on a total return basis. However, based on its market price as well as its net asset value ("NAV"),(i) the fund underperformed both the unmanaged Lehman Brothers Municipal Bond Index,(ii) which returned 5.11%, and the fund's Lipper peer group of closed-end high-yield municipal debt funds, which returned 7.48%, over the same period.(iii)

As of the end of October in comparison to many other funds, your fund generated a relatively high level of tax-exempt income. During the 12 months ended October 31, 2003, the fund distributed dividends to shareholders totaling $0.558 per share. The table shows the annualized distribution yields and 12-month total returns based on the fund's October 31, 2003 NAV per share and its New York Stock Exchange ("NYSE") closing price. Past performance is not indicative of future results. Please note that certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

================================================================================

                    FUND PERFORMANCE AS OF OCTOBER 31, 2003

--------------------------------------------------------------------------------
                                  Annualized                12-Month
       Price Per Share        Distribution Yield          Total Return
--------------------------------------------------------------------------------
       $7.92  (NAV)                 7.05%                     4.42%
--------------------------------------------------------------------------------
       $7.65  (NYSE)                7.29%                     7.17%
--------------------------------------------------------------------------------

Total returns are based on changes in NAV or the market price, respectively. Total return assumes the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. Annualized distribution yield is the fund's current monthly income dividend rate, annualized and then divided by the NAV or the market price noted in this report. The annualized distribution yield assumes a current monthly income dividend rate of $0.0465 for 12 months. This rate is as of October 31, 2003 and is subject to change.

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                                       1
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Market Overview

During the year, many states continued to grapple with budgetary pressures brought on by the faltering economy, layoffs and declining incomes -- all leading to lower tax revenues. To stimulate economic growth, the Fed lowered its interest rate targets to four-decade lows and lawmakers passed a significant tax-cut package this year. Indeed, it seemed that the government was going to throw "everything but the kitchen sink" at the economy in an attempt to revive its growth.

In May, the bond markets rose significantly in anticipation that the Fed would again lower its target for short-term rates. U.S. Treasury bonds subsequently sold off and continued to spiral downward throughout July due, in part, to concerns about stronger-than-expected economic growth. During this tumultuous time, however, municipal bonds held up better for the month. Airline issues were significant contributors to the high-yield municipal bond market. Although these issues came under pressure during the middle of the period, they rebounded and their strong collective performance by the end of October favorably impacted the municipal high-yield market's returns.

Factors Influencing Fund Performance

Issue- and sector-specific factors, particularly in the lifecare, multi-family and new toll road development sectors, detracted from fund performance. Results were enhanced, in part, by the fund's exposure to special facilities bonds for airlines (with the exception of one issue that remained in selective default) as bankruptcy concerns that had pressured this segment of the market diminished. We also shortened portfolio duration while seeking to maintain a relatively high level of tax-exempt income. Due to the steepness of the yield curve, with yields on shorter term bonds much lower than on long term bonds, this was accomplished primarily by maintaining a short position in U.S. Treasury futures. Although this lower-duration approach marginally detracted from the fund's performance when rates were dropping, it helped to better preserve the value of the fund during many of the times when long-term yields were rising, such as in July.

At times of uncertainty such as these, now may be a more important time than ever to develop and stick with a long-range plan. In addition to their income-producing capabilities, bonds can be an effective means of diversifying an overall investment portfolio. And municipal securities have the added benefit of providing income free from federal, and sometimes state and local, income taxes. However, in this environment of bond volatility marred by budget deficits, it is critical to perform a thorough analysis before carefully choosing municipal bonds. Furthermore, higher-yield municipal bonds carry more credit risk than investment-grade issues. In our opinion, this is all the more reason why investing in municipal bonds with a professional fund manager is a more prudent strategy than buying these bonds directly. In my view, fund managers can facilitate the investment diversification and thorough credit analysis that is important in managing risk.


                                       2
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================================== [CLIP ART] ==================================

Looking for Additional Information?

The fund is traded under the symbol "MHF" and its closing market price is available in most newspapers under the New York Stock Exchange listings. The daily NAV is available online under symbol XMHFX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly allocation press release that can be found on most major financial web sites.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time (ET), for the fund's current net asset value, market price and other information regarding the fund's portfolio holdings and allocations.

As always, thank you for your continued confidence in our stewardship of your assets.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 19, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 5 through 13 for a list and percentage breakdown of the fund's holdings.

(i) NAV is a price that reflects the value of the fund's underlying portfolio plus other assets, less the fund's liabilities. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's shares.
(ii) The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.
(iii) Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended October 31, 2003, calculated among 12 funds in the fund's Lipper peer group of closed-end high-yield municipal debt funds, including the reinvestment of dividends and capital gains, if any.


                                       3
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================================== [CLIP ART] ==================================

--------------------------------------------------------------------------------

Take Advantage of the Fund's Dividend Reinvestment Plan!

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. A more complete description of the Plan begins on page 31. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the shares is equal to or higher than 98% of the net asset value ("NAV") per share on the date of valuation, you will be issued shares for the equivalent of either 98% of the most recently determined NAV per share or 95% of the market price, whichever is greater.

If 98% of the NAV per share at the time of valuation is greater than the market price of the common stock, the Fund will buy shares for your account in the open market or on the New York Stock Exchange.

If the Fund begins to purchase additional shares in the open market and the market price of the shares subsequently rises above 98% of the NAV before the purchases are completed, the Fund will attempt to cancel any remaining orders and issue the remaining dividend or distribution in shares at 98% of the Fund's NAV per share. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

To find out more detailed information about the Plan and about how you can participate, please call PFPC Inc. at 1 (800) 331-1710.

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                                       4
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

                                                 Municipal High Income Fund Inc.
                                                         Schedule of Investments
[CLIP ART]                                                      October 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                       SECURITY                                             VALUE
===============================================================================================================
Alabama -- 4.0%
$    4,000,000   BB+       Butler, AL IDB, Solid Waste Disposal Revenue, (James River
                              Corp. Project), 8.000% due 9/1/28 (b)(c) ......................      $  4,013,240
       615,000   NR        Capstone Improvement District of Brookwood, AL, Series A,
                              7.700% due 8/15/23 (d) ........................................           153,750
     1,000,000   D         Mobile, AL IDB, Solid Waste Disposal Revenue, (Mobile
                              Energy Services Co. Project), 6.950% due 1/1/20 (d) ...........             7,000
     1,000,000   NR        Rainbow City, AL Special Health Care Facility Financing
                              Authority, Series A, 8.250% due 1/1/31 ........................         1,037,490
     1,000,000   AAA       West Jefferson, AL Amusement & Public Park Authority Revenue,
                              (Visionland Project), (Call 12/1/06 @ 102),
                              8.000% due 12/1/26 (e) ........................................         1,200,050
                                                                                                   ------------
                                                                                                      6,411,530
                                                                                                   ------------
Alaska -- 0.7%
     1,055,000   NR        Alaska Industrial Development & Export Authority Revenue,
                              Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (b) ........         1,089,150
                                                                                                   ------------
Arizona -- 3.4%
     1,500,000   NR        Casa Grande, AZ IDA, Hospital Revenue, Casa Grande Regional
                              Medical Center, Series A, 7.625% due 12/1/29 ..................         1,544,970
     1,750,000   Ca*       Gila County, AZ IDA Revenue, ASARCO Inc.,
                              5.550% due 1/1/27 .............................................           805,000
                           Maricopa, AZ IDA, MFH Revenue:
       485,000   NR           Avalon Apartments Project, Series C,
                                 10.000% due 4/1/30 (d) .....................................           290,190
       960,000   NR           Gran Victoria Housing LLC Project, Series B,
                                 10.000% due 5/1/31 (c) .....................................           968,985
     1,810,000   NR        Phoenix, AZ IDA, MFH Revenue, (Ventana Palms
                              Apartments Project), Series B, 8.000% due 10/1/34 .............         1,801,565
                                                                                                   ------------
                                                                                                      5,410,710
                                                                                                   ------------
Arkansas -- 1.1%
                           Arkansas State Development Finance Authority:
     1,000,000   BBB++        Hospital Revenue, (Washington Regional Medical
                                 Center Project), 7.375% due 2/1/29 (c) .....................         1,082,970
       600,000   BB+          Industrial Facilities Revenue, (Potlatch Corp. Project),
                                 Series A, 7.750% due 8/1/25 (b)(c) .........................           636,126
                                                                                                   ------------
                                                                                                      1,719,096
                                                                                                   ------------
California -- 6.9%
     1,500,000   NR        Barona, CA Band of Mission Indians, GO,
                              8.250% due 1/1/20 (c) .........................................         1,608,480
     3,000,000   AAA       California State Department of Water Resources, Power Supply
                              Revenue, Series A, MBIA-Insured, 5.375% due 5/1/21 (c) ........         3,160,620

                       See Notes to Financial Statements.


                                       5
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

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[CLIP ART]                                                      October 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                       SECURITY                                             VALUE
===============================================================================================================
California -- 6.9% (continued)
$    1,500,000   NR        California Statewide Communities Development Authority
                              Revenue, (East Valley Tourist Project), Series A,
                              9.250% due 10/1/20 (c) ........................................      $  1,408,860
                           Golden State Tobacco Securitization Corp., Tobacco
                              Settlement Revenue:
     1,000,000   A-++            5.625% due 6/1/38 ..........................................           969,610
     2,000,000   BBB             7.800% due 6/1/42 ..........................................         2,040,280
     1,865,000   Ba3*      Vallejo, CA COP, Touro University, 7.375% due 6/1/29 .............         1,902,244
                                                                                                   ------------
                                                                                                     11,090,094
                                                                                                   ------------
Colorado -- 0.6%
       999,000   NR        Highline Business Improvement District, Littleton, CO GO,
                              Series B, 8.750% due 12/15/19 .................................         1,003,955
                                                                                                   ------------
Connecticut -- 1.1%
     1,735,000   NR        Connecticut State Development Authority, Aquarium Project
                              Revenue, (Mystic Marinelife Aquarium Project), Series A,
                              7.000% due 12/1/27 ............................................         1,710,467
                                                                                                   ------------
District of Columbia -- 1.9%
     1,895,000   AAA       District of Columbia COP, AMBAC-Insured,
                              5.500% due 1/1/20 .............................................         2,062,499
     1,215,000   BBB       District of Columbia, Tobacco Settlement Financing Corp.,
                              6.500% due 5/15/33 ............................................         1,071,387
                                                                                                   ------------
                                                                                                      3,133,886
                                                                                                   ------------
Florida -- 10.5%
     1,000,000   NR        Beacon Lakes Community Development District, Special
                              Assessment, Series A, 6.900% due 5/1/35 (c)                             1,007,590
                           Capital Projects Finance Authority, FL:
     2,000,000   NR           Continuing Care Retirement, Glenridge on Palmer Ranch,
                                 Series A, 8.000% due 6/1/32 (c) ............................         2,049,940
     2,000,000   NR           Student Housing Revenue, Florida University, Series A,
                                 7.850% due 8/15/31 (c) .....................................         2,006,380
     1,000,000   NR        Capital Trust Agency Revenue, Seminole Tribe Convention
                              Center, Series A, 10.000% due 10/1/33 .........................         1,189,350
       995,000   NR        Century Parc Community Development District, Special
                              Assessment, 7.000% due 11/1/31 ................................         1,023,457
     2,750,000   NR        Hillsborough County, FL IDA Revenue, (Lake Shore Villas
                              Project), Series A, 6.750% due 7/1/29 .........................         2,151,848
       875,000   NR        Homestead, FL IDR, Community Rehabilitation Providers
                              Program, Series A, 7.950% due 11/1/18 .........................           899,859
     2,000,000   BBB-      Martin County, FL IDA Revenue, (Indiantown Cogeneration
                              Project), Series A, 7.875% due 12/15/25 (b) ...................         2,069,120

                       See Notes to Financial Statements.


                                       6
================================================================================

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[CLIP ART]                                                      October 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                       SECURITY                                             VALUE
===============================================================================================================
Florida -- 10.5% (continued)
$    1,000,000   NR        Orange County, FL Health Facilities Authority Revenue, First
                              Mortgage, (GF/Orlando, Inc. Project), 9.000% due 7/1/31 .......      $  1,004,900
     2,000,000   NR        Reunion East Community Development District, Special
                              Assessment, Series A, 7.375% due 5/1/33 .......................         2,089,380
     1,475,000   NR        Waterlefe Community Development District, Golf Course
                              Revenue, 8.125% due 10/1/25 ...................................         1,515,371
                                                                                                   ------------
                                                                                                     17,007,195
                                                                                                   ------------
Georgia -- 4.0%
     1,000,000   AAA       Atlanta, GA Airport Revenue, Series B, FGIC-Insured,
                              5.625% due 1/1/30 (b)(c) ......................................         1,045,480
     2,500,000   NR        Atlanta, GA Tax Allocation, (Atlantic Station Project),
                              7.900% due 12/1/24 (c) ........................................         2,545,025
     1,000,000   NR        Atlanta, GA Urban Residential Finance Authority, MFH Revenue,
                              Park Place Apartments, Series A, 6.750% due 3/1/31 (c) ........           922,010
     1,000,000   NR        Gainesville & Hall County, GA Development Authority Revenue,
                              Senior Living Facility, Lanier Village Estates, Series C,
                              7.250% due 11/15/29 ...........................................         1,029,950
     1,005,000   NR        Walton County, GA IDA Revenue, (Walton Manufacturing Co.
                              Project), 8.500% due 9/1/07 ...................................           925,253
                                                                                                   ------------
                                                                                                      6,467,718
                                                                                                   ------------
Illinois -- 1.3%
     2,000,000   AAA       Chicago, IL GO, Neighborhoods Alive 21 Program,
                              FGIC-Insured, 5.500% due 1/1/31 ...............................         2,087,500
                                                                                                   ------------
Indiana -- 1.8%
     2,500,000   B-        East Chicago, IN PCR, (Inland Steel Co. Project No. 10),
                              6.800% due 6/1/13 .............................................         1,850,000
     1,000,000   CCC       Indiana State Development Finance Authority, PCR, (Inland
                              Steel Co. Project No. 13), 7.250% due 11/1/11 (b) .............           550,000
       975,000   NR        Indianapolis, IN MFH Revenue, (Lake Nora Fox Club Project),
                              Series B, 7.500% due 10/1/29 (d) ..............................           487,451
                                                                                                   ------------
                                                                                                      2,887,451
                                                                                                   ------------
Kentucky -- 0.9%
     1,500,000   B         Kenton County, KY Airport Board Revenue, (Delta Airlines
                              Project), Series A, 7.500% due 2/1/20 (b) .....................         1,499,520
                                                                                                   ------------
Louisiana -- 6.0%
     1,000,000   NR        Epps, LA COP, 8.000% due 6/1/18 ..................................           976,450
     2,000,000   NR        Louisiana Local Government Environmental Facilities,
                              Community Development Authority Revenue, St. James Place,
                              Series A, 8.000% due 11/1/25 ..................................         1,862,500
     2,975,000   NR        Louisiana Public Facilities Authority Hospital Revenue, (Lake
                              Charles Memorial Hospital Project), 8.625% due 12/1/30 ........         2,443,219

                       See Notes to Financial Statements.


                                       7
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

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[CLIP ART]                                                      October 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                       SECURITY                                             VALUE
===============================================================================================================
Louisiana -- 6.0% (continued)
                           Port of New Orleans, LA IDR:
                              Avondale Industries, Inc. Project:
$      335,000   NR              8.250% due 6/1/04 (f) ......................................      $    348,561
     2,785,000   NR              Call 6/1/04 @ 103, 8.500% due 6/1/14 (c)(e) ................         2,970,453
     1,000,000   BB-          Continental Grain Co. Project, 7.500% due 7/1/13 ..............         1,020,920
                                                                                                   ------------
                                                                                                      9,622,103
                                                                                                   ------------
Maryland -- 1.8%
     3,000,000   NR        Maryland State Economic Development Corp. Revenue,
                              Chesapeake Bay, Series A, 7.730% due 12/1/27 ..................         2,864,670
                                                                                                   ------------
Massachusetts -- 5.3%
                           Boston, MA IDA Financing Revenue:
       750,000   NR           Crosstown Center Project, 8.000% due 9/1/35 (b)(c) ............           754,718
       970,000   NR           Roundhouse Hospitality LLC Project,
                                 7.875% due 3/1/25 (b)(c) ...................................           989,061
                           Massachusetts State Development Finance Agency Revenue:
     1,100,000   NR           Alliance Health Care Facility, Series A, 7.100% due 7/1/32 ....         1,054,526
     1,000,000   NR           Briarwood, Series B, 8.250% due 12/1/30 .......................         1,052,050
                           Massachusetts State Health & Education Facilities
                              Authority Revenue:
     1,000,000   AAA             Beth Israel Deaconess Medical Center, Series G-4,
                                AMBAC-Insured, INFLOS, 10.803% due 7/1/25 (g) ...............         1,025,720
     1,000,000   BBB             Caritas Christi Obligation, Series B, 6.750% due 7/1/16 ....         1,018,320
       690,000   AA        Massachusetts State HFA, Single-Family Housing Revenue,
                              Series 38, 7.200% due 12/1/26 (b) .............................           713,301
     1,965,000   NR        Massachusetts State Industrial Finance Agency Revenue,
                              Assisted Living Facility, (Marina Bay LLC Project),
                              7.500% due 12/1/27 (b) ........................................         1,992,726
                                                                                                   ------------
                                                                                                      8,600,422
                                                                                                   ------------
Michigan -- 3.6%
     2,130,000   NR        Allen Academy, COP, 7.500% due 6/1/23 (c) ........................         2,066,207
     1,000,000   NR        Cesar Chavez Academy, COP, 8.000% due 2/1/33 .....................         1,012,360
                           Garden City, MI Hospital Finance Authority, Hospital
                              Revenue, Garden City Hospital Obligation Group,
                              Series A:
     2,000,000   Ba2*           5.625% due 9/1/10 ...........................................         1,777,800
     1,000,000   Ba2*           5.750% due 9/1/17 ...........................................           795,960
     2,000,000   NR        Michigan State Strategic Fund, Resource Recovery Limited
                              Obligation Revenue, Central Wayne Energy Recovery L.P.,
                              Series A, 6.900% due 7/1/19 (b)(d) ............................           100,000
                                                                                                   ------------
                                                                                                      5,752,327
                                                                                                   ------------

                       See Notes to Financial Statements.


                                       8
================================================================================

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[CLIP ART]                                                      October 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                       SECURITY                                             VALUE
===============================================================================================================
Minnesota -- 0.6%
$    1,000,000   NR        Minneapolis & St. Paul, MN Metropolitan Airports Community
                              Special Facility Revenue, (Northwest Airlines Project),
                              Series A, 7.000% due 4/1/25 (b) ...............................      $    910,530
                                                                                                   ------------
Missouri -- 0.2%
       250,000   NR        St. Joseph, MO IDA, (Living Community of St. Joseph Project),
                              7.000% due 8/15/32 ............................................           255,658
                                                                                                   ------------
Montana -- 2.0%
     4,515,000   NR        Montana State Board of Investment, Resource Recovery
                              Revenue, (Yellowstone Energy L.P. Project),
                              7.000% due 12/31/19 (b) .......................................         3,278,793
                                                                                                   ------------
New Jersey -- 3.9%
                           New Jersey EDA, Series A:
     1,000,000   NR           Healthcare Facility Revenue, (Sayreville Senior Living
                                 Project), 6.375% due 4/1/29 (d) ............................           420,000
     1,000,000   NR           Retirement Community Revenue, 8.250% due 11/15/30 .............         1,076,320
     3,000,000   BBB-      New Jersey Health Care Facilities Financing Authority Revenue,
                              Trinitas Hospital Obligation Group, 7.500% due 7/1/30 .........         3,289,770
     1,720,000   BBB       Tobacco Settlement Financing Corp. Revenue,
                              6.750% due 6/1/39 .............................................         1,570,240
                                                                                                   ------------
                                                                                                      6,356,330
                                                                                                   ------------
New Mexico -- 0.0%
        60,000   AAA       New Mexico Mortgage Finance Authority, Single-Family
                              Mortgage Program, Series B, FHA-Insured,
                              8.300% due 3/1/20 (b) .........................................            61,223
                                                                                                   ------------
New York -- 3.4%
       700,000   NR        Brookhaven, NY IDA, Civic Facility Revenue, Memorial Hospital
                              Medical Center, Series A, 8.250% due 11/15/30 (c) .............           739,074
     1,000,000   NR        Monroe County, NY IDA, Woodland Village Project,
                              8.550% due 11/15/32 ...........................................         1,066,590
                           New York City, NY IDA, Civic Facility Revenue:
     1,360,000   NR           Community Residence for the Developmentally Disabled,
                                 7.500% due 8/1/26 ..........................................         1,446,224
     1,230,000   NR           Special Needs Facility Pooled Program, Series A-1,
                                 8.125% due 7/1/19 ..........................................         1,320,048
       990,000   NR        Suffolk County, NY IDA, Civic Facility Revenue, Southampton
                              Hospital Association, Series A, 7.750% due 1/1/22 .............         1,000,167
                                                                                                   ------------
                                                                                                      5,572,103
                                                                                                   ------------

                       See Notes to Financial Statements.


                                       9
================================================================================

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[CLIP ART]                                                      October 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                       SECURITY                                             VALUE
===============================================================================================================
North Carolina -- 2.5%
$    1,000,000   NR        Charlotte, NC Special Facilities Revenue, Charlotte/Douglas
                              International Airport, 5.600% due 7/1/27 (b) ..................      $    724,500
                           North Carolina Medical Care Commission, Health Care
                              Facilities Revenue, First Mortgage, (De Paul Community
                              Facilities Project):
     1,240,000   NR              6.125% due 1/1/28 ..........................................         1,133,050
       980,000   NR              7.625% due 11/1/29 .........................................         1,006,156
     1,000,000   AAA       North Carolina Municipal Power Agency, Catawba Electric
                              Revenue, MBIA-Insured, FLAIRS, 10.909% due 1/1/11 .............         1,232,470
                                                                                                   ------------
                                                                                                      4,096,176
                                                                                                   ------------
Ohio -- 3.3%
     1,500,000   BBB       Cuyahoga County, OH Hospital Facilities Revenue,
                              (Canton Inc. Project), 7.500% due 1/1/30 ......................         1,646,625
                           Montgomery County, OH Health Systems Revenue, Series B-1,
                              (Escrowed with state & local government securities
                              to 7/1/06 Call @ 102):
     1,035,000   AAA             8.100% due 7/1/18 ..........................................         1,226,029
       375,000   AAA             Unrefunded Balance, 8.100% due 7/1/18 ......................           425,625
     2,000,000   BBB-      Ohio State Air Quality Development Authority Revenue, Cleveland
                              Pollution Control, Series A, 6.000% due 12/1/13 ...............         2,068,980
     1,250,000   NR        Ohio State Solid Waste Revenue, Republic Engineered
                              Steels Inc., 9.000% due 6/1/21 (b)(d) .........................                 0
                                                                                                   ------------
                                                                                                      5,367,259
                                                                                                   ------------
Oklahoma -- 0.8%
     2,000,000   B1*       Oklahoma Development Finance Authority Revenue, Hillcrest
                              Healthcare System, Series A, 5.625% due 8/15/29 ...............         1,371,500
                                                                                                   ------------
Pennsylvania -- 9.8%
     2,200,000   C*        Allegheny County, PA IDA, Airport Special Facilities Revenue,
                              (USAir Inc. Project), Series B, 8.500% due 3/1/21 (b)(d) ......           260,876
                           Beaver County, PA IDA, PCR:
     1,500,000   BBB          Cleveland Electric Illuminating Co. Project,
                                 7.625% due 5/1/25 (c) ......................................         1,594,170
     2,000,000   BBB          Toledo Edison Co. Project, 7.625% due 5/1/20 (c) ..............         2,125,560
     1,000,000   NR        Cumberland County, PA Municipal Authority Retirement
                              Community Revenue, (Wesley Affiliated Services Inc. Project),
                              Series A, 7.250% due 1/1/35 ...................................         1,002,710
     3,000,000   NR        Dauphin County, PA General Authority Revenue, Hotel &
                              Conference Center - Hyatt Regency, 6.200% due 1/1/29 ..........         2,432,160
     2,640,000   NR        Montgomery County, PA Higher Education & Health Authority
                              Revenue, Temple Continuing Care Center,
                              6.625% due 7/1/19 (d) .........................................         1,161,600

                       See Notes to Financial Statements.


                                       10
================================================================================

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[CLIP ART]                                                      October 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                       SECURITY                                             VALUE
===============================================================================================================
Pennsylvania -- 9.8% (continued)
$    1,000,000   NR        Northumberland County, PA IDA, (NHS Youth Services Inc.
                              Project), Series A, 7.500% due 2/15/29 ........................      $    976,610
     1,000,000   NR        Philadelphia, PA Authority for IDR, (Host Marriott L.P.
                              Project), Remarketed 10/31/95, 7.750% due 12/1/17 .............         1,012,370
                           Scranton-Lackawanna, PA Health & Welfare Authority Revenue:
       500,000   BB+++        Allied Services Rehabilitation Hospital, Series A,
                                 7.600% due 7/15/20 .........................................           500,830
                              Moses Taylor Hospital Project:
     1,115,000   BB+             6.150% due 7/1/14 ..........................................           750,540
     3,050,000   BB+             6.250% due 7/1/20 ..........................................         1,900,547
     2,000,000   NR        Westmoreland County, PA IDA, Healthcare Facilities, Redstone
                              Highlands Health, Series B, 8.125% due 11/15/30 ...............         2,158,560
                                                                                                   ------------
                                                                                                     15,876,533
                                                                                                   ------------
Rhode Island -- 1.2%
     2,500,000   NR        Tobacco Settlement Financing Corp. Revenue, FLAIRS,
                              9.687% due 6/1/08 .............................................         1,995,700
                                                                                                   ------------
South Carolina -- 2.2%
                           Connector 2000 Association Inc., SC Toll Road Revenue:
                              Capital Appreciation, Series B:
     3,100,000   B-              Zero coupon bond to yield 8.638% due 1/1/27 ................            97,309
     7,750,000   B-              Zero coupon bond to yield 9.916% due 1/1/34 ................           208,553
     2,000,000   B-           Southern Connector Project, Series A, 5.375% due 1/1/38 .......           856,100
       335,000   NR        Florence County, SC IDR, Stone Container Corp.,
                              7.375% due 2/1/07 .............................................           340,105
       530,000   NR        McCormick County, SC COP, 9.750% due 7/1/09 ......................           531,902
     2,000,000   NR        Tobacco Settlement Revenue Management Authority,
                              FLAIRS, 10.765% due 5/15/28 ...................................         1,498,480
                                                                                                   ------------
                                                                                                      3,532,449
                                                                                                   ------------
South Dakota -- 0.9%
     1,450,000   NR        Oglala Sioux Tribe, SD Pine Ridge County, Revenue Bonds,
                              7.500% due 7/1/13 .............................................         1,452,639
                                                                                                   ------------
Tennessee -- 1.1%
     1,915,000   NR        Shelby County, TN Health, Educational & Housing Facilities
                              Board Revenue, MFH, (Hedgerow Apartments Project),
                              6.875% due 7/1/36 .............................................         1,791,540
                                                                                                   ------------
Texas -- 7.7%
                           Bexar County, TX Housing Financial Corp, MFH:
       995,000   NR           Continental Lady Ester, Series A, 6.875% due 6/1/29 (c) .......           931,778
     1,175,000   Baa3*        Nob Hill Apartments, Series B, 8.500% due 6/1/31 (c) ..........         1,139,856
       240,000   Baa3*        Waters at Northern Hills, Series C, 7.750% due 8/1/36 (c) .....           230,354

                       See Notes to Financial Statements.


                                       11
================================================================================

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[CLIP ART]                                                      October 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                       SECURITY                                             VALUE
===============================================================================================================
Texas -- 7.7% (continued)
$    2,000,000   Ba3*      Gulf Coast, TX IDA, Solid Waste Disposal Revenue, (CITGO
                              Petroleum Corp. Project), 7.500% due 5/1/25 (b) ...............      $  2,021,740
     2,750,000   B-        Houston, TX Airport Systems Revenue, Special Facilities,
                              Continental Airlines Inc., Series C, 6.125% due 7/15/27 (b) ...         2,205,555
     1,000,000   BB        Port Corpus Christi, TX Industrial Development Corp., (CITGO
                              Petroleum Corp. Project), 8.250% due 11/1/31 (b) ..............         1,027,440
       980,000   Ba1*      Texas State Affordable Housing Corp., MFH Revenue, HIC
                              Arborstone Baybrook, Series C, 7.250% due 11/1/31 .............           954,834
     1,405,000   B3*       Travis County, TX HFA, MFH Revenue, (Lakeview Apartments
                              Project), Series A, 6.375% due 1/1/34 .........................         1,048,776
     1,865,000   NR        West Texas Detention Facility Corp. Revenue,
                              8.000% due 2/1/25 .............................................         1,842,154
     1,000,000   NR        Willacy County, TX, (Public Facility Corp. Project),
                              Series A-1, 8.250% due 12/1/23 ................................         1,007,100
                                                                                                   ------------
                                                                                                     12,409,587
                                                                                                   ------------
Utah -- 1.8%
     1,615,000   NR        Hurricane, UT Health Facilities Development Revenue, (Mission
                              Health Services Project), 10.500% due 7/1/20 (d) ..............           969,000
     2,000,000   NR        Utah State HFA Revenue, (RHA Community Services of
                              Utah Inc. Project), Series A, 6.875% due 7/1/27 ...............         1,933,000
                                                                                                   ------------
                                                                                                      2,902,000
                                                                                                   ------------
Virginia -- 2.7%
       550,000   NR        Alexandria, VA Redevelopment & Housing Authority, MFH
                              Revenue, (Parkwood Court Apartments Project), Series C,
                              8.125% due 4/1/30 .............................................           555,506
     1,000,000   NR        Broad Street Community Development Authority Revenue,
                              7.500% due 6/1/33 (c) .........................................           979,570
     1,000,000   NR        Fairfax County, VA EDA Revenue, Retirement Community,
                              Greenspring Village Inc., Series A, 7.500% due 10/1/29 ........         1,051,520
    23,400,000   BBB-++    Pocahontas Parkway Association, VA Toll Road Revenue,
                              Capital Appreciation, Series B, zero coupon bond to yield
                              8.494% due 8/15/34 ............................................         1,711,944
                                                                                                   ------------
                                                                                                      4,298,540
                                                                                                   ------------
West Virginia -- 0.3%
       500,000   NR        West Virginia EDA, Commercial Development Revenue,
                              (Stonewall Jackson Project), Series B, 8.000% due 4/1/30 ......           486,735
                                                                                                   ------------

                       See Notes to Financial Statements.


                                       12
================================================================================

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[CLIP ART]                                                      October 31, 2003
================================================================================

    FACE
   AMOUNT        RATING(a)                       SECURITY                                             VALUE
===============================================================================================================
Wisconsin -- 0.7%
$    1,745,000   NR        Wisconsin State Health & Educational Facilities Authority
                              Revenue, (Benchmark Healthcare of Green Bay Inc. Project),
                              Series A, 7.750% due 5/1/27 ...................................      $  1,134,250
                                                                                                   ------------
                           TOTAL INVESTMENTS -- 100.0%
                           (Cost -- $180,599,684**) .........................................      $161,507,339
                                                                                                   ============

(a) All ratings are by Standard & Poor's Rating Service, except for those which are identified by an asterisk (*) are rated by Moody's Investors Service and those which are identified by a double dagger (++), are rated by Fitch Ratings.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c) All or a portion of this security has been segregated and/or held as collateral for open futures contracts commitments.
(d)   Security is currently in default.
(e) Pre-Refunded bonds escrowed with U.S. government securities are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.
(f) Bonds escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(g) Inverse floating rate security; coupon varies inversely with level of short-term tax exempt interest rates.
**    Aggregate cost for Federal income tax purposes is $180,365,548.

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                             Summary of Investments by Industry*
[CLIP ART]                                                      October 31, 2003
================================================================================

Hospitals .................................................                16.4%
Lifecare Systems ..........................................                15.2
Industrial Development ....................................                12.6
Multi-Family Housing ......................................                 6.9
Pollution Control .........................................                 6.9
Transportation ............................................                 5.9
Tobacco ...................................................                 5.7
Education .................................................                 4.3
Cogeneration Facilities ...................................                 3.3
Utilities .................................................                 2.7
Public Facilities .........................................                 2.6
Other .....................................................                17.5
                                                                          -----
                                                                          100.0%
                                                                          =====
----------
* As a percentage of total investments. Please note that Fund holdings are as of October 31, 2003 and are subject to change.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                              Bond Ratings (unaudited)
================================================================================

The definitions of the applicable ratings symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA        -- Bonds rated "AAA" have the highest rating assigned by Standard &
              Poor's. Capacity to pay interest and repay principal is extremely strong.
AA         -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A          -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB        -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B,     -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as
CCC and CC    predominantly speculative and with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than
              "B", and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk
              exposures to adverse conditions.
D          -- Bond rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa        -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa         -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A          -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                  Bond Ratings (unaudited) (continued)
================================================================================

Baa        -- Bonds rated "Baa" are considered as medium grade obligations,
              i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba         -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B          -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over many long period of time may be small.
Caa        -- Bonds rated "Caa" are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.
Ca         -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C          -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings ("Fitch") -- Ratings from "BBB" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

A          -- Bonds rated "A" have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB        -- Bonds rated "BBB" currently have a low expectation of credit risk.
              The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB         -- Bonds rated "BB" carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

CCC,       -- Bonds rated "CCC", "CC" and "C" carry the real possibility of
CC and C defaulting. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated "CC" appears probable, a "C" rating indicates imminent default.

NR         -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                   Short-Term Bond Ratings (unaudited)
================================================================================

A-1        -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1     -- Moody's highest rating for issues having a demand feature-- VRDO.

                                                      Abbreviations* (unaudited)
================================================================================

ABAG   -- Association of Bay Area Governments
AIG    -- American International Guaranty
AMBAC  -- American Municipal Bond
            Assurance Corporation
BAN    -- Bond Anticipation Notes
BIG    -- Bond Investors Guaranty
CGIC   -- Capital Guaranty Insurance Company
CHFCLI -- California Health Facility
            Construction Loan Insurance
CONNIE -- College Construction Loan
   LEE      Insurance Association
COP    -- Certificate of Participation
EDA    -- Economic Development Authority
ETM    -- Escrowed to Maturity
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage
            Corporation
FLAIRS -- Floating Adjustable Interest Rate
            Securities
FNMA   -- Federal National Mortgage Association
FRTC   -- Floating Rate Trust Certificates
FSA    -- Financing Security Assurance
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage
            Association
GO     -- General Obligation
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
IDA    -- Industrial Development
            Authority/Agency
IDB    -- Industrial Development Board
IDR    -- Industrial Development Revenue
INFLOS -- Inverse Floaters
ISD    -- Independent School District
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors
            Assurance Corporation
MFH    -- Multi-Family Housing
MVRICS -- Municipal Variable Rate Inverse
            Coupon Security
PCR    -- Pollution Control Revenue
PSFG   -- Permanent School Fund
            Guaranty
RAN    -- Revenue Anticipation Notes
RIBS   -- Residual Interest Bonds
RITES  -- Residual Interest
            Tax-Exempt Securities
SYCC   -- Structured Yield Curve
            Certificate
TAN    -- Tax Anticipation Notes
TECP   -- Tax-Exempt Commercial Paper
TOB    -- Tender Option Bonds
TRAN   -- Tax and Revenue Anticipation
            Notes
VA     -- Veterans Administration
VRWE   -- Variable Rate Wednesday
            Demand

----------
*     Abbreviations may or may not appear in the schedule of investments.

                                                 Municipal High Income Fund Inc.
                                             Statement of Assets and Liabilities
[CLIP ART]                                                      October 31, 2003
================================================================================

ASSETS:
    Investments, at value (Cost -- $180,599,684) ...................   $ 161,507,339
    Cash ...........................................................         470,033
    Interest receivable ............................................       4,434,995
    Receivable for securities sold .................................          25,000
                                                                       -------------
    Total Assets ...................................................     166,437,367
                                                                       -------------

LIABILITIES:
    Payable to broker -- variation margin ..........................         233,594
    Dividends payable ..............................................         184,988
    Investment advisory fee payable ................................          54,875
    Administration fee payable .....................................          29,582
    Accrued expenses ...............................................         127,909
                                                                       -------------
    Total Liabilities ..............................................         630,948
                                                                       -------------
Total Net Assets ...................................................   $ 165,806,419
                                                                       =============

NET ASSETS:
    Par value of capital shares ....................................   $     209,348
    Capital paid in excess of par value ............................     192,513,196
    Undistributed net investment income ............................         716,587
    Accumulated net realized loss from investment transactions
       and futures contracts .......................................      (7,933,532)
    Net unrealized depreciation of investments and futures contracts     (19,699,180)
                                                                       -------------
Total Net Assets ...................................................   $ 165,806,419
                                                                       =============
Shares Outstanding .................................................      20,934,822
                                                                       -------------
Net Asset Value ....................................................   $        7.92
                                                                       -------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                                         Statement of Operations
[CLIP ART]                                   For the Year Ended October 31, 2003
================================================================================

INVESTMENT INCOME:
    Interest .................................................     $ 13,199,558
                                                                   ------------

EXPENSES:
    Investment advisory fee (Note 3) .........................          666,046
    Administration fee (Note 3) ..............................          333,023
    Audit and legal ..........................................           92,931
    Shareholder servicing fees ...............................           60,749
    Shareholder communications ...............................           57,395
    Directors' fees ..........................................           50,514
    Stock exchange listing fees ..............................           32,022
    Custody ..................................................           26,649
    Other ....................................................            9,777
                                                                   ------------
    Total Expenses ...........................................        1,329,106
                                                                   ------------
Net Investment Income ........................................       11,870,452
                                                                   ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
    Realized Loss From:
      Investment transactions ................................       (4,084,272)
      Futures contracts ......................................         (824,084)
                                                                   ------------
    Net Realized Loss ........................................       (4,908,356)
                                                                   ------------
    Change in Net Unrealized Depreciation of Investments
    and Futures Contracts:
      Beginning of year ......................................      (19,294,641)
      End of year ............................................      (19,699,180)
                                                                   ------------
    Increase in Net Unrealized Depreciation ..................         (404,539)
                                                                   ------------
Net Loss on Investments and Futures Contracts ................       (5,312,895)
                                                                   ------------
Increase in Net Assets From Operations .......................     $  6,557,557
                                                                   ============

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                             Statements of Changes in Net Assets
[CLIP ART]                                       For the Years Ended October 31,
================================================================================

                                                            2003             2002
                                                            ----             ----
Operations:
    Net investment income ...........................   $  11,870,452    $  11,994,943
    Net realized loss ...............................      (4,908,356)        (164,823)
    Increase in net unrealized depreciation .........        (404,539)     (10,433,215)
                                                        -------------    -------------
    Increase in Net Assets From Operations ..........       6,557,557        1,396,905
                                                        -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
    Net investment income ...........................     (11,657,895)     (11,902,496)
                                                        -------------    -------------
    Decrease in Net Assets From
        Distributions to Shareholders ...............     (11,657,895)     (11,902,496)
                                                        -------------    -------------

FUND SHARE TRANSACTIONS (NOTE 8):
    Net asset value of shares issued for
        reinvestment of dividends ...................         398,716        1,446,084
                                                        -------------    -------------
    Increase in Net Assets From
        Fund Share Transactions .....................         398,716        1,446,084
                                                        -------------    -------------
Decrease in Net Assets ..............................      (4,701,622)      (9,059,507)

NET ASSETS:
    Beginning of year ...............................     170,508,041      179,567,548
                                                        -------------    -------------
    End of year* ....................................   $ 165,806,419    $ 170,508,041
                                                        =============    =============

* Includes undistributed net investment income of: ..   $     716,587    $     507,327
                                                        =============    =============

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                         Notes to Financial Statements
================================================================================

      1. Significant Accounting Policies

      Municipal High Income Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

      The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the bid and asked prices provided by an independent pricing service. Securities with no readily obtainable market quotations are valued at fair value as determined under the supervision of the Fund's Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) in accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, book and tax basis differences relating to shareholder distributions and other permanent book and tax differences are reclassified to paid-in capital. In addition, the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At October 31, 2003, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized loss amounting to $269,935 was reclassified to paid-in capital. Net investment income and net assets were not affected by this change; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      In addition, the Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment-grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                             Notes to Financial Statements (continued)
================================================================================

      2. Exempt-Interest Dividends and Other Distributions

      The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

      It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

      3. Investment Advisory Agreement, Administration Agreement and Other Transactions

      Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.40% of the Fund's average daily net assets. SBFM also acts as the administrator of the Fund for which it receives a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. These fees are calculated daily and paid monthly.

      All officers and one Director of the Fund are employees of Citigroup or its affiliates.

      4. Investments

      During the year ended October 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases ........................................................   $45,758,144
                                                                     ===========
Sales ............................................................   $45,726,367
                                                                     ===========

      At October 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation ..................................   $  4,122,678
Gross unrealized depreciation ..................................    (22,980,887)
                                                                   ------------
Net unrealized depreciation ....................................   $(18,858,209)
                                                                   ============

      5. Futures Contracts

      Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from

                                                 Municipal High Income Fund Inc.
[CLIP ART]                             Notes to Financial Statements (continued)
================================================================================

or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

      At October 31, 2003, the Fund had the following open futures contracts:

                                 Number of                    Basis        Market      Unrealized
                                 Contracts    Expiration      Value         Value         Loss
                                 ---------    ----------      -----        ------      ----------
To Sell:
U.S. Treasury 20 Year Bond ....     325          12/03     $34,726,759   $35,333,594   $(606,835)

      6. Capital Loss Carryforward

      At October 31, 2003, the Fund had, for Federal income tax purposes, approximately $8,540,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on October 31 of the year indicated:

                                  2004        2005        2007        2008        2009        2010        2011
                                  ----        ----        ----        ----        ----        ----        ----
Carryforward amounts .......    $205,000    $400,000    $786,000    $748,000     $733,000   $602,000   $5,066,000

      7. Income Tax Information and Distributions to Shareholders

      The tax character of distributions paid during the year was:

================================================================================
Tax-exempt                                                           $11,633,059
Ordinary income                                                           24,836
--------------------------------------------------------------------------------
Total                                                                $11,657,895
================================================================================

       At October 31, 2003, the tax basis components of distributable earnings were:

================================================================================
Undistributed tax-exempt                                           $    500,228
--------------------------------------------------------------------------------
Accumulated capital losses                                           (8,540,367)
--------------------------------------------------------------------------------
Unrealized depreciation                                             (18,858,209)
================================================================================

      The difference between book basis and tax basis unrealized depreciation is attributable primarily to mark-to-market of derivative contracts and the treatment of accretion of discounts.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                             Notes to Financial Statements (continued)
================================================================================

      8. Capital Shares

      At October 31, 2003, the Fund had 500,000,000 shares of capital stock authorized with a par value of $0.01 per share.

      Capital stock transactions were as follows:

                                                Year Ended                   Year Ended
                                             October 31, 2003             October 31, 2002
                                         ------------------------     -------------------------
                                          Shares          Amount       Shares          Amount
                                         -------         --------     -------        ----------
Shares issued on reinvestment .......     51,722         $398,716     174,992        $1,446,084
                                         =======         ========     =======        ==========

      9. Subsequent Event

      The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

      The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

      CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

      CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

      The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                                  Financial Highlights
================================================================================

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

                                          2003          2002          2001          2000          1999
                                          ----          ----          ----          ----          ----
Net Asset Value,
  Beginning of Year .................   $    8.16     $    8.67     $    8.86     $    9.00     $    9.77
                                        ---------     ---------     ---------     ---------     ---------
Income (Loss) From Operations:
  Net investment income(1) ..........        0.57          0.58          0.59          0.60          0.58
  Net realized and unrealized loss(1)       (0.25)        (0.52)        (0.20)        (0.16)        (0.76)
                                        ---------     ---------     ---------     ---------     ---------
Total Income (Loss)
  From Operations ...................        0.32          0.06          0.39          0.44         (0.18)
                                        ---------     ---------     ---------     ---------     ---------
Less Distributions From:
  Net investment income .............       (0.56)        (0.57)        (0.58)        (0.58)        (0.59)
                                        ---------     ---------     ---------     ---------     ---------
Total Distributions .................       (0.56)        (0.57)        (0.58)        (0.58)        (0.59)
                                        ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Year ........   $    7.92     $    8.16     $    8.67     $    8.86     $    9.00
                                        =========     =========     =========     =========     =========
Total Return,
  Based on Market Price .............        7.17%        (4.70)%       13.85%         9.39%       (15.76)%
                                        =========     =========     =========     =========     =========
Total Return,
  Based on Net Asset Value ..........        4.42%         0.91%         4.77%         5.97%        (1.79)%
                                        =========     =========     =========     =========     =========
Net Assets,
  End of Year (millions) ............   $     166     $     171     $     180     $     181     $     184
                                        =========     =========     =========     =========     =========
Ratios to Average Net Assets:
  Expenses ..........................        0.80%         0.80%         0.82%         0.71%         0.73%
  Net investment income(1) ..........        7.13          6.84          6.74          6.72          6.08
Portfolio Turnover Rate .............          28%           33%           15%           27%           27%

Market Price, End of Year ...........   $   7.650     $   7.680     $   8.640     $   8.125     $   8.000

----------
(1) Effective November 1, 2001, the Fund adopted a change in the accounting method, that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, the ratio of net investment income to average net assets would have been 6.80%. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.

                                                 Municipal High Income Fund Inc.
                                                    Independent Auditors' Report
[CLIP ART]
================================================================================

The Shareholders and Board of Directors of
Municipal High Income Fund Inc.:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Municipal High Income Fund Inc. ("Fund") as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                           /s/ KPMG LLP

New York, New York
December 10, 2003

                                                 Municipal High Income Fund Inc.
[CLIP ART]                  Financial Data Per Share of Common Stock (unaudited)
================================================================================

                                                                     Dividend
  Record      Payable         NYSE          Net Asset    Dividend   Reinvestment
   Date         Date      Closing Price*      Value*       Paid         Price
  ------      -------     --------------      ------     --------       ------
11/27/01     11/30/01        $8.5000          $8.59       $0.0485        $8.42
12/24/01     12/28/01         7.8900           8.42        0.0485        8.16
 1/22/02      1/25/02         8.3000           8.45        0.0485        8.28
 2/19/02      2/22/02         8.3500           8.40        0.0485        8.23
 3/19/02      3/22/02         8.1600           8.34        0.0485        8.11
 4/23/02      4/26/02         8.0700           8.36        0.0485        8.18
 5/28/02      5/31/02         8.1200           8.36        0.0485        8.19
 6/25/02      6/28/02         8.1600           8.43        0.0465        8.25
 7/23/02      7/26/02         8.0700           8.46        0.0465        8.22
 8/27/02      8/30/02         8.1600           8.41        0.0465        8.23
 9/24/02      9/27/02         8.3100           8.40        0.0465        8.23
10/22/02     10/25/02         7.6200           8.15        0.0465        7.79
11/25/02     11/29/02         7.2600           8.12        0.0465        7.35
12/23/02     12/27/02         7.3400           8.11        0.0465        7.42
 1/28/03      1/31/03         7.3900           8.03        0.0465        7.50
 2/25/03      2/28/03         7.4000           7.99        0.0465        7.51
 3/25/03      3/28/03         7.4000           7.93        0.0465        7.48
 4/22/03      4/25/03         7.4400           7.88        0.0465        7.49
 5/27/03      5/30/03         7.7500           7.93        0.0465        7.78
 6/24/03      6/27/03         7.6700           7.87        0.0465        7.83
 7/22/03      7/25/03         7.7300           7.88        0.0465        7.72
 8/26/03      8/29/03         7.6300           7.81        0.0465        7.78
 9/23/03      9/26/03         7.7200           7.87        0.0465        7.71
10/28/03     10/31/03         7.7000           7.91        0.0465        7.73

----------
* As of record date.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                    Additional Information (unaudited)
================================================================================

Additional Information About Your Fund

The Fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Information about Directors and Officers

The business and affairs of Municipal High Income Fund Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.

                                                                                                Number of
                                               Term of                                         Portfolios
                                               Office*               Principal                   in Fund               Other
                              Position(s)    and Length            Occupation(s)                 Complex           Directorships
                               Held with       of Time              During Past                 Overseen              Held by
Name, Address and Age            Fund          Served               Five Years                 by Director           Director
------------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:

Allan J. Bloostein          Director            Since     President of Allan J.                     35        Taubman Centers Inc.
27 West 67th Street                             1998      Bloostein Associates
New York, NY 10023
Age 73

Dwight B. Crane             Director            Since     Professor, Harvard                        49               None
Harvard Business School                         1998      Business School
Soldiers Field Road
Morgan Hall #375
Boston, MA 02163
Age 66

Paolo M. Cucchi             Director            Since     Vice President and Dean of                 7               None
Drew University                                 2001      College of Liberal Arts at
108 Brothers College                                      Drew University
Madison, NJ 07940
Age 62

Robert A. Frankel           Director            Since     Managing Partner of                       24               None
1961 Deergrass Way                              1998      Robert A. Frankel
Carlsbad, CA 92009                                        Management
Age 76                                                    Consultants

Paul Hardin                 Director            Since     Chancellor Emeritus and                   35               None
12083 Morehead                                  2001      Professor of Law at the
Chapel Hill, NC 27514                                     University of North Carolina
Age 72                                                    at Chapel Hill

William R. Hutchinson       Director            Since     President of WR Hutchinson &              40        Director of Associated
535 N. Michigan                                 1998      Associates, Inc.; Formerly                          Bank and Associated
Chicago, IL 60611                                         Group Vice President of Mergers                     Banc-Corp
Age 61                                                    & Acquisitions at BP Amoco

George M. Pavia             Director            Since     Senior Partner of Pavia & Harcourt         7               None
600 Madison Avenue                              2001      Attorneys
New York, NY10022
Age 75

                                                 Municipal High Income Fund Inc.
[CLIP ART]                        Additional Information (unaudited) (continued)
================================================================================

                                                                                                Number of
                                               Term of                                         Portfolios
                                               Office*               Principal                   in Fund               Other
                              Position(s)    and Length            Occupation(s)                 Complex           Directorships
                               Held with       of Time              During Past                 Overseen              Held by
Name, Address and Age            Fund          Served               Five Years                 by Director           Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Directors:

R. Jay Gerken, CFA**        Chairman,           Since     Managing Director of Citigroup           220               None
Citigroup Asset Management  President and       2002      Global Markets Inc. ("CGM");
  ("CAM")                   Chief Executive               Chairman, President and Chief
399 Park Avenue             Officer                       Executive Officer of Smith Barney
4th Floor                                                 Fund Management LLC ("SBFM"),
New York, NY 10022                                        Travelers Investment Adviser, Inc.
Age 52                                                    ("TIA") and Citi Fund Management
                                                          Inc.; President and Chief Executive
                                                          Officer of certain mutual funds
                                                          associated with Citigroup Inc.
                                                          ("Citigroup"); Formerly Portfolio
                                                          Manager of Smith Barney Allocation
                                                          Series Inc. (from 1996-2001) and
                                                          Smith Barney Growth and Income
                                                          Fund (from 1996-2000)

Officers:

Andrew B. Shoup***          Senior Vice         Since     Director of CAM; Senior Vice             N/A               N/A
CAM                         President           2003      President and Chief Administrative
125 Broad Street            and Chief                     Officer of mutual funds associated
10th Floor                  Administrative                with Citigroup; Head of
New York, NY 10004          Officer                       International Funds Administration
Age 47                                                    of CAM from 2001 to 2003; Director
                                                          of Global Funds Administration of
                                                          CAM from 2000 to 2001; Head of
                                                          U.S. Citibank Funds Administration
                                                          of CAM from 1998 to 2000

Richard L. Peteka           Chief Financial     Since     Director of CGM; Chief Financial         N/A               N/A
CAM                         Officer and         2002      Officer and Treasurer of certain
125 Broad Street            Treasurer                     mutual funds associated with
11th Floor                                                Citigroup; Director and Head of
New York, NY 10004                                        Internal Control for CAM U.S.
Age 42                                                    Mutual Fund Administration from
                                                          1999-2002; Vice President, Head
                                                          of Mutual Fund Administration
                                                          and Treasurer at Oppenheimer
                                                          Capital from 1996-1999

                                                 Municipal High Income Fund Inc.
[CLIP ART]                        Additional Information (unaudited) (continued)
================================================================================

                                                                                                Number of
                                               Term of                                         Portfolios
                                               Office*               Principal                   in Fund               Other
                              Position(s)    and Length            Occupation(s)                 Complex           Directorships
                               Held with       of Time              During Past                 Overseen              Held by
Name, Address and Age            Fund          Served               Five Years                 by Director           Director
------------------------------------------------------------------------------------------------------------------------------------
Peter M. Coffey             Vice President      Since     Managing Director of CGM;                N/A               N/A
CAM                         and Investment      1999      Investment Officer of SBFM
399 Park Avenue             Officer
4th Floor
New York, NY 10022
Age 59

Kaprel Ozsolak              Controller          Since     Vice President of CGM;                   N/A               N/A
CAM                                             2002      Controller of certain funds
125 Broad Street                                          associated with Citigroup
11th Floor
New York, NY 10004
Age 38

Robert I. Frenkel           Secretary***        Since     Managing Director and General            N/A               N/A
CAM                         and Chief           2003      Counsel of Global Mutual Funds
300 First Stamford Place    Legal Officer                 for CGM and its predecessor
4th Floor                                                 (since 1994); Secretary of CFM;
Stamford, CT 06902                                        Secretary and Chief Legal Officer
Age 48                                                    of mutual funds associated with
                                                          Citigroup

----------
*     Directors are elected for a term of three years.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
***   As of November 25, 2003.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                           Tax Information (unaudited)
================================================================================

For multi-state municipal funds:

For Federal tax purposes, the Fund hereby designates for the fiscal year ended October 31, 2003:

      o 99.79% of the dividends paid by the fund from net investment income as tax exempt for regular Federal income tax purposes.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                Dividend Reinvestment Plan (unaudited)
================================================================================

      The Fund's policy, which may be changed by the Fund's Board of Directors, is generally to make monthly distributions of substantially all its net investment income (i.e., income other than net realized capital gains) to the holders of the Fund's capital shares. From time to time, when the Fund makes a substantial capital gains distribution, it may do so in lieu of paying its regular monthly dividend. Net income of the Fund consists of all income accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund are accrued each day. Net realized capital gains, if any, will be distributed to shareholders at least once a year.

      Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose capital shares is registered in his or her own name will have all distributions reinvested automatically by PFPC Inc. ("PFPC"), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own capital shares registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC, as dividend-paying agent.

      The number of shares of capital shares distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price of the common stock is equal to or exceeds 98% of net asset value ("NAV") per share on the determination date (generally, the record date for the distribution), participants will be issued shares of common stock valued at the greater of (1) 98% of the NAV or (2) 95% of the market price. To the extent that the Fund issues shares to participants in the Plan at a discount to NAV, the interests of remaining shareholders (i.e., those who do not participate in the Plan) in the Fund's net assets will be proportionately diluted.

      If 98% of the NAV per share of the capital shares at the time of valuation (which is the close of business on the determination date) exceeds the market price of capital shares, PFPC will buy capital shares in the open market, on the NYSE or elsewhere, for the participants' accounts. If, following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds 98% of what the NAV per share of the capital shares was at the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution by issuing shares at a price equal to the greater of (1) 98% of the NAV per share as of the valuation time, or (2) 95% of the then current market price. In this case, the number of shares of capital shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share price paid by PFPC may

                                                 Municipal High Income Fund Inc.
[CLIP ART]                    Dividend Reinvestment Plan (unaudited) (continued)
================================================================================

exceed 98% of the NAV per share of the capital shares. PFPC will begin to purchase capital shares on the open market as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after that date, except when necessary to comply with applicable provisions of the Federal securities laws.

      PFPC maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Capital shares in the account of each Plan participant will be held by PFPC in uncertificated form in the name of the Plan participant.

      Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges shall apply with respect to shares of capital shares issued directly by the Fund under the Plan. Each Plan participant will, however, bear a pro-rata share of brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

      Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC or the Fund on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Inc., P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at 1 (800) 331-1710.

                              --------------------

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market prices shares of its capital shares in the open market. For the year ended October 31, 2003, the Fund has not repurchased any shares.

                                                 Municipal High Income Fund Inc.
[CLIP ART]                                                Management of the Fund
================================================================================

Directors

Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, CFA
  Chairman
Paul Hardin
William R. Hutchinson
George M. Pavia

Officers

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup*
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Peter M. Coffey
Vice President and
Investment Officer

Michael J. Maher
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary* and Chief Legal Officer

Investment Adviser and Administrator

Smith Barney Fund Management LLC
399 Park Avenue
New York, New York 10022

Transfer Agent

PFPC Inc.
P.O. Box 8030
Boston, Massachusetts 02266-8030

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


* As of November 25, 2003.

                               [GRAPHIC OMITTED]

                                   [CLIP ART]

This report is intended only for shareholders of Municipal High Income Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

                         Municipal High Income Fund Inc.
                                125 Broad Street
                                10th Floor, MF-2
                                New York, NY10004

                                  FD01049 12/03
                                     03-5790

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Robert A. Frankel, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Frankel as the Audit Committee's financial expert. Mr. Frankel is an "independent" Director pursuant to paragraph (a)(2) of
         Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

         In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

         In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

         In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

         CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

         If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Municipal High Income Fund Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Municipal High Income Fund Inc.

Date: December 30, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Municipal High Income Fund Inc.

Date: December 30, 2003


By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Municipal High Income Fund Inc.

Date: December 30, 2003